UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of semi-annual report here]

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2021

CONGRESS FUNDS

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments
Congress Large Cap Growth Fund (“Large Cap Growth”)	2
Congress Mid Cap Growth Fund (“Mid Cap Growth”)	4
Congress Small Cap Growth Fund (“Small Cap Growth”)	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	16
Notes to Financial Statements	24
Expense Examples	35
Additional Information	38
Privacy Notice	Inside Back Cover

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2021 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	38.5%
Health Care	14.5%
Consumer Discretionary	12.7%
Industrials	9.8%
Communication Services	7.1%
Financials	6.2%
Materials	5.8%
Consumer Staples	3.8%
Energy	1.2%
Cash [1]	0.4%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	29.7%
Health Care	20.1%
Industrials	19.3%
Consumer Discretionary	16.2%
Financials	5.7%
Consumer Staples	3.9%
Communication Services	2.2%
Real Estate	2.1%
Cash [1]	0.8%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Industrials	27.7%
Health Care	25.4%
Information Technology	18.7%
Consumer Discretionary	13.3%
Consumer Staples	5.0%
Financials	4.0%
Materials	2.2%
Real Estate	1.5%
Cash [1]	2.2%
Total	100.0%

1  Cash Equivalents and Other Assets in Excess of Liabilities.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Funds’ administrator, U.S. Bancorp Fund Services, LLC.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.6%

Aerospace & Defense: 1.0%
22,300	L3Harris
	Technologies, Inc.	$4,665,829

Banks: 2.1%
51,700	First Republic Bank	9,473,508

Biotechnology: 1.5%
31,800	Vertex
	Pharmaceuticals,
	Inc. [1]	6,938,760

Capital Markets: 2.4%
30,600	CME Group, Inc. –
	Class A	6,180,894
15,000	Moody’s Corp.	4,900,650
		11,081,544
Chemicals: 3.8%
29,000	Air Products &
	Chemicals, Inc.	8,365,920
33,600	The Sherwin-
	Williams Co.	9,202,032
		17,567,952
Communications Equipment: 1.5%
131,700	Ciena Corp. [1]	6,646,899

Food & Staples Retailing: 2.2%
26,900	Costco Wholesale
	Corp.	10,009,221

Health Care Equipment
& Supplies: 7.2%
97,556	Abbott Laboratories	11,714,524
22,400	IDEXX
	Laboratories, Inc. [1]	12,297,376
34,900	Stryker Corp.	9,165,787
		33,177,687
Health Care Providers
& Services: 1.9%
21,400	UnitedHealth
	Group, Inc.	8,534,320

Household Products: 1.6%
53,950	The Procter &
	Gamble Co.	7,198,009

Industrial Conglomerates: 2.0%
20,500	Roper
	Technologies, Inc.	9,152,020

Insurance: 1.7%
77,000	The Progressive
	Corp.	7,756,980

Interactive Media & Services: 7.1%
6,200	Alphabet, Inc. –
	Class A [1]	14,591,700
4,613	Alphabet, Inc. –
	Class C [1]	11,117,884
21,700	Facebook, Inc. –
	Class A [1]	7,054,236
		32,763,820
Internet & Direct
Marketing Retail: 5.9%
7,780	Amazon.com, Inc. [1]	26,976,528

IT Services: 11.2%
25,700	Accenture PLC –
	Class A	7,452,229
25,200	Global
	Payments, Inc.	5,408,676
61,600	PayPal
	Holdings, Inc. [1]	16,157,064
96,352	Visa, Inc. – Class A	22,503,973
		51,521,942
Life Sciences Tools
& Services: 1.9%
18,450	Thermo Fisher
	Scientific, Inc.	8,675,743

Machinery: 4.0%
45,000	Caterpillar, Inc.	10,264,950
53,300	Dover Corp.	7,951,827
		18,216,777

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.6% (Continued)

Metals & Mining: 2.0%
244,600	Freeport-
	McMoRan, Inc.	$9,223,866

Multiline Retail: 2.0%
42,650	Dollar General Corp.	9,159,087

Oil, Gas & Consumable Fuels: 1.2%
34,600	Pioneer Natural
	Resources Co.	5,322,518

Pharmaceuticals: 2.0%
54,200	Zoetis, Inc.	9,378,226

Professional Services: 1.4%
61,000	IHS Markit Ltd.	6,562,380

Road & Rail: 1.4%
60,000	Canadian National
	Railway Co.	6,459,000

Semiconductors &
Semiconductor Equipment: 1.8%
42,900	NXP
	Semiconductors NV	8,258,679

Software: 16.8%
47,952	Adobe, Inc. [1]	24,375,920
24,400	ANSYS, Inc. [1]	8,922,104
26,500	Intuit, Inc.	10,922,240
105,591	Microsoft Corp.	26,627,939
16,575	Paycom
	Software, Inc. [1]	6,371,596
		77,219,799
Specialty Retail: 3.7%
51,695	The Home
	Depot, Inc.	16,732,121

Technology Hardware,
Storage & Peripherals: 7.2%
251,500	Apple, Inc.	33,062,190

Textiles, Apparel &
Luxury Goods: 1.1%
15,050	Lululemon
	Athletica, Inc. [1]	5,045,813
TOTAL COMMON STOCKS
(Cost $197,723,469)		456,781,218

SHORT-TERM INVESTMENTS: 0.3%

Money Market Funds: 0.3%
1,488,153	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.026% [2]	1,488,153
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,488,153)		1,488,153
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $199,211,622)		458,269,371
Other Assets in Excess
of Liabilities: 0.1%		647,889
TOTAL NET
ASSETS: 100.0%		$458,917,260

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%

Aerospace & Defense: 4.8%
185,000	Huntington Ingalls
	Industries, Inc.	$39,279,200
85,000	Teledyne
	Technologies,
	Inc. [1]	38,058,750
		77,337,950
Banks: 2.9%
250,026	First Republic
	Bank	45,814,764

Biotechnology: 1.9%
325,000	Neurocrine
	Biosciences, Inc. [1]	30,709,250

Building Products: 2.5%
625,000	Masco Corp.	39,925,000

Capital Markets: 2.8%
350,027	Raymond James
	Financial, Inc.	45,776,531

Commercial Services
& Supplies: 4.7%
100,014	Cintas Corp.	34,518,832
325,047	Copart, Inc. [1]	40,471,602
		74,990,434
Communications
Equipment: 2.4%
750,000	Ciena Corp. [1]	37,852,500

Distributors: 2.9%
110,017	Pool Corp.	46,484,383

Electrical Equipment: 2.5%
125,042	Generac
	Holdings, Inc. [1]	40,507,356

Electronic Equipment,
Instruments & Components: 5.2%
275,000	Keysight
	Technologies,
	Inc. [1]	39,696,250
90,000	Zebra Technologies
	Corp. –
	Class A [1]	43,896,600
		83,592,850
Entertainment: 2.2%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	35,078,455

Equity Real Estate
Investment Trusts: 2.1%
200,000	Sun Communities,
	Inc.	33,366,000

Food Products: 2.0%
350,000	McCormick &
	Company, Inc. [2]	31,626,000

Health Care Equipment
& Supplies: 9.0%
85,010	The Cooper
	Companies, Inc.	34,929,759
165,000	ResMed, Inc.	31,015,050
175,000	STERIS PLC	36,928,500
125,000	West
	Pharmaceutical
	Services, Inc.	41,065,000
		143,938,309
Household Products: 1.9%
350,000	Church &
	Dwight Co., Inc.	30,009,000

Internet & Direct
Marketing Retail: 2.5%
200,000	Etsy, Inc. [1]	39,758,000

IT Services: 2.0%
300,000	Akamai
	Technologies,
	Inc. [1]	32,610,000

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.2% (Continued)

Life Sciences Tools
& Services: 6.3%
155,000	Charles River
	Laboratories
	International,
	Inc. [1]	$51,529,750
37,504	Mettler-Toledo
	International,
	Inc. [1]	49,254,753
		100,784,503
Machinery: 2.6%
185,000	IDEX Corp.	41,477,000

Pharmaceuticals: 2.9%
500,000	Horizon
	Therapeutics
	PLC [1]	47,310,000

Professional Services: 2.2%
425,000	Booz Allen
	Hamilton
	Holding Corp.	35,253,750

Semiconductors &
Semiconductor Equipment: 13.2%
400,000	Brooks
	Automation, Inc.	40,532,000
550,000	Diodes, Inc. [1]	42,245,500
420,000	Entegris, Inc.	47,283,600
110,020	Monolithic Power
	Systems, Inc.	39,759,028
230,027	Skyworks
	Solutions, Inc.	41,710,796
		211,530,924
Software: 6.9%
235,000	Fortinet, Inc. [1]	47,994,050
100,023	Paycom
	Software, Inc. [1]	38,449,842
231,451	Qualys, Inc. [1]	23,459,873
		109,903,765

Specialty Retail: 10.8%
200,000	Asbury Automotive
	Group, Inc. [1]	39,722,000
135,016	Burlington
	Stores, Inc. [1]	44,059,771
375,000	Floor & Decor
	Holdings, Inc. –
	Class A [1]	41,595,000
275,000	Williams-Sonoma,
	Inc.	46,956,250
		172,333,021
TOTAL COMMON STOCKS
(Cost $870,166,126)		1,587,969,745

SHORT-TERM INVESTMENTS: 0.4%

Money Market Funds: 0.4%
6,191,498	First American
	Treasury
	Obligations
	Fund –
	Institutional
	Class, 0.026% [3]	6,191,498
TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,191,498)		6,191,498
TOTAL INVESTMENTS
IN SECURITIES: 99.6%
(Cost $876,357,624)		1,594,161,243
Other Assets in Excess
of Liabilities: 0.4%		5,815,406
TOTAL NET
ASSETS: 100.0%		$1,599,976,649

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 97.8%

Aerospace & Defense: 4.2%
50,000	Mercury Systems,
	Inc. [1]	$3,762,000
48,000	Vectrus, Inc. [1]	2,512,800
		6,274,800
Auto Components: 3.2%
30,500	Fox Factory
	Holding Corp. [1]	4,673,515

Banks: 2.6%
72,000	Ameris Bancorp	3,894,480

Building Products: 4.9%
140,000	PGT Innovations,
	Inc. [1]	3,686,200
32,000	Simpson
	Manufacturing
	Co, Inc.	3,606,400
		7,292,600
Capital Markets: 1.4%
30,000	Cohen & Steers, Inc.	2,040,600

Chemicals: 2.2%
26,000	Balchem Corp.	3,306,940

Communications Equipment: 2.4%
130,000	Radware Ltd. [1]	3,602,300

Construction & Engineering: 2.7%
16,000	Valmont
	Industries, Inc.	3,949,600

Electrical Equipment: 5.1%
300,000	GrafTech
	International Ltd.	3,816,000
41,000	Vicor Corp. [1]	3,781,430
		7,597,430
Electronic Equipment,
Instruments & Components: 2.3%
26,000	Novanta, Inc. [1]	3,424,460

Equity Real Estate
Investment Trusts: 1.5%
14,500	EastGroup
	Properties, Inc.	2,300,570

Food Products: 2.3%
100,000	The Simply Good
	Foods Co. [1]	3,455,000

Health Care Equipment
& Supplies: 13.2%
27,000	CONMED Corp.	3,805,650
50,000	Inmode Ltd. [1]	4,316,500
40,000	Integer
	Holdings Corp. [1]	3,755,200
165,000	Lantheus Holdings,
	Inc. [1]	3,910,500
39,000	Neogen Corp. [1]	3,744,390
		19,532,240
Health Care Providers
& Services: 4.8%
45,000	AMN Healthcare
	Services, Inc. [1]	3,568,500
63,000	Progyny, Inc. [1]	3,585,330
		7,153,830
Health Care Technology: 2.6%
27,000	Omnicell, Inc. [1]	3,915,540

Household Durables: 1.8%
12,600	Helen Of Troy Ltd. [1]	2,661,246

Internet & Direct
Marketing Retail: 3.2%
150,000	1-800-Flowers.com,
	Inc. – Class A [1]	4,796,250

IT Services: 2.5%
50,000	WNS Holdings
	Ltd. – ADR [1]	3,621,500

Leisure Products: 2.5%
200,000	Clarus Corp.	3,722,000

Life Sciences Tools
& Services: 2.7%
23,237	Medpace
	Holdings, Inc. [1]	3,942,855

Machinery: 2.4%
32,000	ESCO Technologies,
	Inc.	3,480,320

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2021 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 97.8% (Continued)

Personal Products: 2.7%
130,000	elf Beauty, Inc. [1]	$3,932,500

Pharmaceuticals: 2.1%
100,000	Supernus
	Pharmaceuticals,
	Inc. [1]	3,045,000

Professional Services: 5.2%
34,000	ASGN, Inc. [1]	3,576,120
30,000	FTI Consulting,
	Inc. [1]	4,165,500
		7,741,620
Road & Rail: 3.2%
20,000	Saia, Inc. [1]	4,690,000

Semiconductors &
Semiconductor Equipment: 5.0%
55,000	Onto Innovation,
	Inc. [1]	3,768,600
44,360	Power Integrations,
	Inc.	3,673,451
		7,442,051
Software: 6.5%
52,000	QAD, Inc. – Class A	3,675,880
20,200	Qualys, Inc. [1]	2,047,473
38,000	SPS Commerce,
	Inc. [1]	3,892,720
		9,616,073
Specialty Retail: 2.6%
55,000	Boot Barn
	Holdings, Inc. [1]	3,879,700
TOTAL COMMON STOCKS
(Cost $98,299,403)		144,985,020

SHORT-TERM INVESTMENTS: 3.1%

Money Market Funds: 3.1%
4,535,183	First American
	Treasury
	Obligations Fund –
	Institutional
	Class, 0.026% [2]	4,535,183
TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,535,183)		4,535,183
TOTAL INVESTMENTS
IN SECURITIES: 100.9%
(Cost $102,834,586)		149,520,203
Liabilities in Excess of
Other Assets: (0.9)%		(1,317,452)
TOTAL NET
ASSETS: 100.0%		$148,202,751

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2021 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $199,211,622, $876,357,624,
and $102,834,586, respectively)	$458,269,371	$1,594,161,243	$149,520,203
Receivables:
Investment securities sold	516,642	10,519,337	—
Fund shares sold	314,271	1,784,172	97,413
Dividends and interest	280,067	304,655	3,591
Prepaid expenses	36,023	37,411	21,585
Total assets	459,416,374	1,606,806,818	149,642,792

LIABILITIES
Payables:
Investment advisory fees, net	186,042	792,424	85,438
Investment securities purchased	—	4,533,263	1,244,474
Fund administration fees	85,067	256,030	24,252
Fund shares redeemed	77,113	759,379	1,646
Transfer agent fees	56,340	127,725	32,085
Fund accounting fees	53,812	167,750	13,244
Sub-transfer agent fees	14,991	79,597	3,242
Audit fees	11,650	11,650	11,650
Chief Compliance Officer fees	4,423	4,423	4,423
Custody fees	3,563	10,249	279
Distribution fees – Retail Class	1,135	9,973	16,347
Other accrued expenses	4,978	77,706	2,961
Total liabilities	499,114	6,830,169	1,440,041
NET ASSETS	$458,917,260	$1,599,976,649	$148,202,751

COMPONENTS OF NET ASSETS
Paid-in capital	$176,331,832	$753,692,395	$73,997,066
Total distributable (accumulated)
earnings (losses)	282,585,428	846,284,254	74,205,685
Total net assets	$458,917,260	$1,599,976,649	$148,202,751

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$3,697,238	$31,731,212	$66,739,750
Shares of beneficial interest
issued and outstanding	88,207	1,015,567	1,726,917
Net asset value, offering price,
and redemption price per share	$41.92	$31.24	$38.65
Institutional Class:
Net assets	$455,220,022	$1,568,245,437	$81,463,001
Shares of beneficial interest
issued and outstanding	10,812,329	49,337,266	1,885,433
Net asset value, offering price,
and redemption price per share	$42.10	$31.79	$43.21

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2021 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$14,443, $—, and $—, respectively)	$2,238,039	$3,788,728	$131,607
Interest	479	1,935	359
Total investment income	2,238,518	3,790,663	131,966

EXPENSES
Investment advisory fees	1,063,420	4,439,207	501,349
Fund administration fees	105,842	322,559	30,794
Transfer agent fees	70,356	153,737	38,891
Fund accounting fees	67,100	211,534	17,054
Sub-transfer agent fees	63,440	438,503	28,782
Registration expenses	17,368	23,366	15,750
Custody fees	15,553	47,697	3,624
Audit fees	11,650	11,650	11,650
Trustees fees	11,532	20,454	9,752
Miscellaneous expenses	7,493	17,304	3,584
Reports to shareholders	5,342	50,552	3,819
Chief Compliance Officer fees	5,321	5,321	5,321
Distribution fees – Retail Class	4,094	36,240	73,777
Legal fees	3,362	3,231	3,337
Insurance expenses	1,708	2,630	1,356
Interest expenses	—	—	43
Total expenses	1,453,581	5,783,985	748,883
Less: fees waived	—	—	(85,284)
Net expenses	1,453,581	5,783,985	663,599
Net investment income (loss)	784,937	(1,993,322)	(531,633)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	23,053,036	133,013,151	28,190,119
Change in net unrealized
appreciation/depreciation	56,749,727	261,279,340	18,438,893
Net realized and unrealized
gain (loss) on investments	79,802,763	394,292,491	46,629,012
Net increase (decrease) in net assets resulting
from operations	$80,587,700	$392,299,169	$46,097,379

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$784,937	$1,040,357
Net realized gain (loss) on investments	23,053,036	34,170,178
Change in net unrealized
appreciation/depreciation on investments	56,749,727	44,763,695
Net increase (decrease) in net assets
resulting from operations	80,587,700	79,974,230

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(256,106)	(283,371)
Net distributions to shareholders – Institutional Class	(33,791,328)	(24,776,336)
Total distributions to shareholders	(34,047,434)	(25,059,707)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	341,537	(1,414,933)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	18,579,505	8,844,905
Total increase (decrease) in net assets
from capital share transactions	18,921,042	7,429,972
Total increase (decrease) in net assets	65,461,308	62,344,495

NET ASSETS
Beginning of period/year	393,455,952	331,111,457
End of period/year	$458,917,260	$393,455,952

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	25,340	$1,004,003	17,762	$614,027
Shares issued in
reinvestment of distributions	6,281	234,351	8,076	249,962
Shares redeemed	(22,944)	(896,817)	(67,230)	(2,278,922)
Net increase (decrease)	8,677	$341,537	(41,392)	$(1,414,933)

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	236,662	$9,338,909	622,729	$21,110,073
Shares issued in
reinvestment of distributions	778,765	29,156,965	669,235	20,773,056
Shares redeemed	(507,014)	(19,916,369)	(1,002,541)	(33,038,224)
Net increase (decrease)	508,413	$18,579,505	289,423	$8,844,905

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,993,322)	$(2,444,004)
Net realized gain (loss) on investments	133,013,151	33,895,131
Change in net unrealized appreciation/depreciation
on investments	261,279,340	172,919,346
Net increase (decrease) in net assets
resulting from operations	392,299,169	204,370,473

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(596,244)	(1,472,651)
Net distributions to shareholders – Institutional Class	(29,472,235)	(57,075,133)
Total distributions to shareholders	(30,068,479)	(58,547,784)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(81,468)	(4,607,832)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	(29,590,496)	50,305,039
Total increase (decrease) in net assets
from capital share transactions	(29,671,964)	45,697,207
Total increase (decrease) in net assets	332,558,726	191,519,896

NET ASSETS
Beginning of period/year	1,267,417,923	1,075,898,027
End of period/year	$1,599,976,649	$1,267,417,923

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	110,729	$3,178,873	192,524	$4,223,783
Shares issued in
reinvestment of distributions	19,717	521,121	59,450	1,272,226
Shares redeemed	(130,861)	(3,781,462)	(471,562)	(10,103,841)
Net increase (decrease)	(415)	$(81,468)	(219,588)	$(4,607,832)

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	5,425,785	$156,914,700	13,571,272	$292,581,132
Shares issued in
reinvestment of distributions	806,162	21,653,506	1,853,871	40,191,918
Shares redeemed	(7,103,551)	(208,158,702)	(13,081,677)	(282,468,011)
Net increase (decrease)	(871,604)	$(29,590,496)	2,343,466	$50,305,039

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(531,633)	$(616,035)
Net realized gain (loss) on investments	28,190,119	9,238,122
Change in net unrealized appreciation/depreciation
on investments	18,438,893	1,823,323
Net increase (decrease) in net assets
resulting from operations	46,097,379	10,445,410

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(4,217,500)	(3,773,768)
Net distributions to shareholders – Institutional Class	(3,623,006)	(2,686,040)
Total distributions to shareholders	(7,840,506)	(6,459,808)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	2,176,476	(531,829)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	19,092,249	6,015,600
Total increase (decrease) in net assets
from capital share transactions	21,268,725	5,483,771
Total increase (decrease) in net assets	59,525,598	9,469,373

NET ASSETS
Beginning of period/year	88,677,153	79,207,780
End of period/year	$148,202,751	$88,677,153

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	31,789	$1,120,511	63,073	$1,716,144
Shares issued in
reinvestment of distributions	135,157	4,047,951	144,064	3,626,102
Shares redeemed	(85,021)	(2,991,986)	(230,244)	(5,874,075)
Net increase (decrease)	81,925	$2,176,476	(23,107)	$(531,829)

	Six Months Ended
	April 30, 2021		Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	516,370	$20,770,222	406,200	$11,666,708
Shares issued in
reinvestment of distributions	94,556	3,162,898	83,842	2,331,655
Shares redeemed	(123,032)	(4,840,871)	(278,387)	(7,982,763)
Net increase (decrease)	487,894	$19,092,249	211,655	$6,015,600

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended				Period
	April 30,				Ending
	2021	Year Ended October 31,			October 31,
	(Unaudited)	2020	2019	2018	2017 [1]
Net asset value,
beginning of period/year	$37.71	$32.51	$29.04	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	0.03	0.03	0.09	0.08	(0.00)[3]
Net realized and unrealized
gain (loss) on investments	7.39	7.57	4.99	2.58	0.81
Total from
investment operations	7.42	7.60	5.08	2.66	0.81

LESS DISTRIBUTIONS:
From net
investment income	(0.01)	(0.08)	(0.14)	(0.03)	—
From net realized gain	(3.20)	(2.32)	(1.47)	—	(0.37)
Total distributions	(3.21)	(2.40)	(1.61)	(0.03)	(0.37)
Net asset value, end
of period/year	$41.92	$37.71	$32.51	$29.04	$26.41
Total return	20.73%[4]	25.00%	18.61%	10.08%	3.14%[4]

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$3.7	$3.0	$3.9	$4.2	$4.4
Portfolio turnover rate	16%[4]	24%	20%	17%	25%[4,5]

RATIOS:
Expenses to average
net assets	0.93%[6]	0.95%	0.96%	0.99%	0.94%[6]
Net investment income (loss)
to average net assets	0.14%[6]	0.08%	0.31%	0.26%	(0.10)%[6]

[1]	For performance and accounting purposes, inception date is September 18, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2021	Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value,
beginning of period/year	$37.89	$32.67	$29.11	$26.45	$22.03	$23.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	0.07	0.10	0.17	0.15	0.09	0.03
Net realized and unrealized
gain (loss) on investments	7.44	7.60	5.01	2.57	5.64	(0.55)
Total from
investment operations	7.51	7.70	5.18	2.72	5.73	(0.52)

LESS DISTRIBUTIONS:
From net
investment income	(0.10)	(0.16)	(0.15)	(0.06)	(0.11)	(0.04)
From net realized gain	(3.20)	(2.32)	(1.47)	—	(1.20)	(0.77)
Total distributions	(3.30)	(2.48)	(1.62)	(0.06)	(1.31)	(0.81)
Paid-in capital
from redemption	—	—	—	—	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$42.10	$37.89	$32.67	$29.11	$26.45	$22.03
Total return	20.88%[4]	25.27%	18.94%	10.32%	27.25%	(2.24)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$455.2	$390.5	$327.2	$293.2	$281.7	$205.6
Portfolio turnover rate	16%[4]	24%	20%	17%	25%	44%

RATIOS:
Expenses to average
net assets	0.68%[5]	0.70%	0.71%	0.74%	1.05%	1.13%
Net investment income (loss)
to average net assets	0.37%[5]	0.29%	0.56%	0.50%	0.42%	0.13%

[1]
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

Six Months
Ended
April 30, 2021
(Unaudited)
Net asset value, beginning of period/year	$24.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.07)
Net realized and unrealized gain (loss) on investments	7.52
Total from investment operations	7.45

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	(0.58)
Total distributions	(0.58)
Paid-in capital from redemption	—
Net asset value, end of period/year	$31.24
Total return	31.02%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$31.7
Portfolio turnover rate	21%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.03%[5]
After fees waived and expenses absorbed	1.03%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.52)%[5]
After fees waived and expenses absorbed	(0.52)%[5]

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

			Period
	Year Ended		Ended	Year Ended
	October 31,		October 31,	December 31,
2020	2019	2018	2017 [1]	2016	2015
$21.65	$18.62	$18.46	$16.17	$14.43	$14.55

(0.10)	(0.07)	(0.03)	(0.06)	0.00 [3]	(0.02)
4.02	3.62	0.19	2.35	1.89	(0.00)[3]
3.92	3.55	0.16	2.29	1.89	(0.02)

—	—	—	—	(0.00)[3]	—
(1.20)	(0.52)	—	(0.00)[3]	(0.15)	(0.10)
(1.20)	(0.52)	—	(0.00)[3]	(0.15)	(0.10)
—	—	—	—	0.00 [3]	0.00 [3]
$24.37	$21.65	$18.62	$18.46	$16.17	$14.43
18.85%	19.60%	0.87%	14.16%[4]	13.11%	(0.15)%

$24.8	$26.7	$33.3	$42.0	$48.0	$18.3
27%	26%	44%	30%[4]	18%	24%

1.05%	1.08%	1.08%	1.05%[5]	1.08%	1.12%
1.05%	1.08%	1.08%	1.03%[5,6]	1.00%	1.00%

(0.46)%	(0.38)%	(0.18)%	(0.40)%[5]	(0.07)%	(0.25)%
(0.46)%	(0.38)%	(0.18)%	(0.38)%[5,6]	0.01%	(0.13)%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

Six Months
Ended
April 30, 2021
(Unaudited)
Net asset value, beginning of period/year	$24.75

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.04)
Net realized and unrealized gain (loss) on investments	7.66
Total from investment operations	7.62

LESS DISTRIBUTIONS:
From net investment income	(0.00)[3]
From net realized gain	(0.58)
Total distributions	(0.58)
Paid-in capital from redemption	—
Net asset value, end of period/year	$31.79
Total return	31.24%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,568.2
Portfolio turnover rate	21%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.78%[5]
After fees waived and expenses absorbed	0.78%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.26)%[5]
After fees waived and expenses absorbed	(0.26)%[5]

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

[7]	Does not round to 0.01% or (0.01)%, as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

			Period
	Year Ended		Ended	Year Ended
	October 31,		October 31,	December 31,
2020	2019	2018	2017 [1]	2016	2015
$21.92	$18.81	$18.61	$16.26	$14.50	$14.60

(0.05)	(0.03)	0.01	(0.02)	0.04	0.02
4.08	3.66	0.20	2.37	1.90	(0.00)[3]
4.03	3.63	0.21	2.35	1.94	0.02

(0.00)[3]	(0.00)[3]	(0.01)	—	(0.03)	(0.02)
(1.20)	(0.52)	—	(0.00)[3]	(0.15)	(0.10)
(1.20)	(0.52)	(0.01)	(0.00)[3]	(0.18)	(0.12)
—	—	—	—	0.00 [3]	0.00 [3]
$24.75	$21.92	$18.81	$18.61	$16.26	$14.50
19.15%	19.86%	1.12%	14.45%	13.38%	0.10%

$1,242.7	$1,049.2	$971.1	$891.4	$556.4	$272.5
27%	26%	44%	30%[4]	18%	24%

0.80%	0.83%	0.83%	0.80%[5]	0.83%	0.87%
0.80%	0.83%	0.83%	0.78%[5,6]	0.75%	0.75%

(0.21)%	(0.13)%	0.06%	(0.15)%[5]	0.16%	0.00%[3,7]
(0.21)%	(0.13)%	0.06%	(0.13)%[5,6]	0.24%	0.12%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2021	Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value,
beginning of period/year	$27.78	$26.69	$26.95	$23.54	$20.53	$28.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.17)	(0.22)	(0.14)	(0.19)	(0.19)	(0.17)
Net realized and unrealized
gain (loss) on investments	13.61	3.59	2.33	3.60	6.20	(1.48)
Total from
investment operations	13.44	3.37	2.19	3.41	6.01	(1.65)

LESS DISTRIBUTIONS:
From net realized gain	(2.57)	(2.28)	(2.45)	—	(2.86)	(6.35)
From return of capital	—	—	—	—	(0.14)	—
Total distributions	(2.57)	(2.28)	(2.45)	—	(3.00)	(6.35)
Paid-in capital
from redemption	—	—	—	—	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$38.65	$27.78	$26.69	$26.95	$23.54	$20.53
Total return	51.07%[4]	13.51%	9.19%	14.53%	29.32%	(6.77)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$66.7	$45.7	$44.5	$48.9	$47.3	$66.1
Portfolio turnover rate	72%[4]	44%	21%	35%	52%	82%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.39%[5]	1.49%	1.49%	1.45%	1.53%	1.46%
After fees waived and
expenses absorbed	1.25%[5]	1.25%	1.21%	1.33%[6]	1.53%	1.46%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.17)%[5]	(1.10)%	(0.82)%	(0.86)%	(0.82)%	(0.78)%
After fees waived and
expenses absorbed	(1.03)%[5]	(0.86)%	(0.54)%	(0.74)%[6]	(0.82)%	(0.78)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2021	Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value,
beginning of period/year	$30.76	$29.25	$29.24	$25.47	$21.96	$30.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.15)	(0.18)	(0.09)	(0.14)	(0.12)	(0.11)
Net realized and unrealized
gain (loss) on investments	15.17	3.97	2.55	3.91	6.63	(1.58)
Total from
investment operations	15.02	3.79	2.46	3.77	6.51	(1.69)

LESS DISTRIBUTIONS:
From net realized gain	(2.57)	(2.28)	(2.45)	—	(2.86)	(6.35)
From return of capital	—	—	—	—	(0.14)	—
Total distributions	(2.57)	(2.28)	(2.45)	—	(3.00)	(6.35)
Paid-in capital
from redemption	—	—	—	—	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$43.21	$30.76	$29.25	$29.24	$25.47	$21.96
Total return	51.27%[5]	13.78%	9.41%	14.84%	29.63%	(6.53)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$81.5	$43.0	$34.7	$31.3	$28.9	$88.2
Portfolio turnover rate	72%[5]	44%	21%	35%	52%	82%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.14%[6]	1.24%	1.28%	1.20%	1.25%	1.16%
After fees waived and
expenses absorbed	1.00%[6]	1.00%	1.00%	1.08%[4]	1.25%	1.16%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.92)%[6]	(0.86)%	(0.62)%	(0.61)%	(0.48)%	(0.47)%
After fees waived and
expenses absorbed	(0.78)%[6]	(0.62)%	(0.34)%	(0.49)%[4]	(0.48)%	(0.47)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

[5]	Not annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$456,781,218	$—	$—	$456,781,218
Short-Term Investments	1,488,153	—	—	1,488,153
Total Investments
in Securities	$458,269,371	$—	$—	$458,269,371

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,587,969,745	$—	$—	$1,587,969,745
Short-Term Investments	6,191,498	—	—	6,191,498
Total Investments
in Securities	$1,594,161,243	$—	$—	$1,594,161,243

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$144,985,020	$—	$—	$144,985,020
Short-Term Investments	4,535,183	—	—	4,535,183
Total Investments
in Securities	$149,520,203	$—	$—	$149,520,203

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the most recent fiscal year ended October 31, 2020, the Funds did not defer any post-October losses and did not have any capital loss carry-forwards. As of the most recent fiscal year ended October 31, 2020, the Funds deferred late year losses of:

Large Cap Growth	$—
Mid Cap Growth	2,549,729
Small Cap Growth	—

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

As of April 30, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2021, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. For each of the Funds, the Advisor is entitled to a monthly fee based on the Funds’ average daily net assets as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

The advisory fees incurred during the six months ended April 30, 2021, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio  (excluding Rule 12b-1 fees and any other class-specific expenses) as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite, will remain in effect until at least February 28, 2022, and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2021, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2021	$56,995
October 31, 2022	218,294
October 31, 2023	200,684
April 30, 2024	85,284
$561,257

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the six months ended April 30, 2021 and had no previously-waived fees available for reimbursement.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2021, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2021, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2021, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2021, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$35,190,953	$46,389,924
Mid Cap Growth	167,432,185	230,040,334
Small Cap Growth	57,723,972	44,500,514

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2021.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2021 (estimated), and the year ended October 31, 2020 as applicable, were as follows:

Large Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$976,560	$1,640,514
Long-term capital gain [1]	33,070,874	23,419,193
	$34,047,434	$25,059,707

Mid Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$—	$8,444,488
Long-term capital gain [1]	30,068,479	50,103,296
	$30,068,479	$58,547,784

Small Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$87,445	$1,632,775
Long-term capital gain [1]	7,753,061	4,827,033
	$7,840,506	$6,459,808

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2020, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$191,048,639	$810,863,973	$60,380,510
Gross tax unrealized
appreciation	205,621,166	481,339,634	30,081,377
Gross tax unrealized
depreciation	(3,313,144)	(24,804,763)	(1,973,066)
Net unrealized appreciation
(depreciation)	202,308,022	456,534,871	28,108,311
Undistributed
ordinary income	666,303	—	87,444
Undistributed long-term
capital gain	33,070,837	30,068,422	7,753,057
Total distributable earnings	33,737,140	30,068,422	7,840,501
Other accumulated
gains (losses)	—	(2,549,729)	—
Total distributable
(accumulated)
earnings (losses)	$236,045,162	$484,053,564	$35,948,812

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2021, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	—	121,000
Average balance when in use	—	—	119,500
Loan outstanding as
of April 30, 2021	—	—	—
Average interest rate
when in use	—	—	3.25%

Interest expense for the six months ended April 30, 2021, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2021 (Unaudited) (Continued)

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2020-4/30/2021).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2021 (Unaudited) (Continued)

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/20	4/30/21	11/1/2020 – 4/30/2021 [1]
Retail Class Actual	$1,000.00	$1,207.30	$5.09
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.18	4.66
Institutional Class Actual	1,000.00	1,208.80	3.72
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.42	3.41

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six month period of 0.93% and 0.68%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/20	4/30/21	11/1/2020 – 4/30/2021 [2]
Retail Class Actual	$1,000.00	$1,310.20	$5.90
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.69	5.16
Institutional Class Actual	1,000.00	1,312.40	4.47
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.93	3.91

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six month period of 1.03% and 0.78%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2021 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/20	4/30/21	11/1/2020 – 4/30/2021 [3]
Retail Class Actual	$1,000.00	$1,510.70	$7.78
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.60	6.26
Institutional Class Actual	1,000.00	1,512.70	6.23
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.84	5.01

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectus and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date    July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date    July 8, 2021

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    July 7, 2021

* Print the name and title of each signing officer under his or her signature.